Note 22 - Income Tax - Gross Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Domestic Tax Authority [Member] | Canada Revenue Agency [Member]
Gross net operating loss carry forward	$ 5,632	$ 16,525
Gross net operating loss not recognized	65	24
Net operating loss carry foward	5,567	16,501
Domestic Tax Authority [Member] | Canada Revenue Agency [Member] | Capital Loss Carryforward [Member]
Gross capital loss carry forward	1,922	1,864
Gross capital loss not recognized	1,922	1,758
Net capital loss carry forward		106
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Gross net operating loss carry forward	3,059	3,144
Gross net operating loss not recognized	924	922
Net operating loss carry foward	2,135	2,222
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Capital Loss Carryforward [Member]
Gross capital loss carry forward	1,698	1,698
Gross capital loss not recognized	1,698	1,698
Net capital loss carry forward
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Gross net operating loss carry forward	53,997	40,006
Gross net operating loss not recognized	32,091	21,476
Net operating loss carry foward	21,906	18,530
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member] | Capital Loss Carryforward [Member]
Gross capital loss carry forward	6,876	6,271
Gross capital loss not recognized	6,876	6,271
Net capital loss carry forward